                                  SEMIANNUAL REPORT

                                  FEBRUARY 28, 1997

                               THE RUSHMORE FUND, INC.

                                    NOVA PORTFOLIO


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                               THE RUSHMORE FUND, INC.
                                    NOVA PORTFOLIO
                         STATEMENT OF ASSETS AND LIABILITIES
                                   AUGUST 31, 1996



ASSETS
 Mutual Funds--Fund for Government Investors
  102,418 shares (Cost $102,418) (Note 1)............................$102,418
 Interest Receivable.................................................     339
                                                                     --------
        Total Assets................................................. 102,757
                                                                     --------

LIABILITIES
    Administration Fee Payable......................................      312
                                                                     --------
         Total Liabilities..........................................      312
                                                                     --------

NET ASSETS.......................................................... $102,445
                                                                     --------
                                                                     --------

Shares Outstanding..................................................   10,182
                                                                     --------
                                                                     --------

Net Asset Value Per Share...........................................  $ 10.06
                                                                     --------
                                                                     --------

                         See Notes to Financial Statements.

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                                          1

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                               THE RUSHMORE FUND, INC.
                                    NOVA PORTFOLIO
                              STATEMENT OF OPERATIONS
                 FOR THE SEMIANNUAL PERIOD ENDED FEBRUARY 28, 1997



INVESTMENT INCOME
 Interest Income (Note 1)............................................. $2,207
                                                                       ------
EXPENSES
 Investment Advisory Fee (Note 2).....................................    342
 Administrative Fee (Note 2)..........................................    251
                                                                       ------
   Total Expenses.....................................................    593
   Less Expenses Waived by Investment Advisor.........................   (342)
                                                                       ------
   Net Expenses.......................................................    251
                                                                       ------
NET INVESTMENT INCOME.................................................  1,956
                                                                       ------
 Net Realized Gain on Investments.....................................      0
 Net Change in Unrealized Appreciation (Depreciation) of Investments..      0
                                                                       ------
NET GAIN ON INVESTMENTS...............................................      0
                                                                       ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $1,956
                                                                       ------
                                                                       ------

                         See Notes to Financial Statements.

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                              THE RUSHMORE FUND, INC.
                                   NOVA PORTFOLIO
                        STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE SIX MONTHS ENDED FEBRUARY 28,





                                                                                           1997      1996
                                                                                         -------- ---------
FROM INVESTMENT ACTIVITIES
 Net Investment Income..............................................................     $  1,956  $  7,413
 Net Realized Gains on Investment Transactions......................................            -    34,335
 Net Change in Unrealized Appreciation (Depreciation) of Investments................            -    (3,633)
                                                                                         -------- ---------
   Net Increase in Net Assets Resulting from Operations.............................        1,956    38,115
                                                                                         -------- ---------
DISTRIBUTIONS TO SHAREHOLDERS
 From Net Investment Income (Note 1)................................................       (1,818)  (20,173)
 From Net Realized Capital
Gains....................................................                                       -   (73,109)
                                                                                         -------- ---------
   Total Distributions to Shareholders..............................................       (1,818)  (93,282)
                                                                                         -------- ---------
FROM SHARE TRANSACTIONS
 Net Proceeds from Sales of Shares..................................................            -    56,369
 Shares Issued in Reinvestment of Dividends.........................................        1,818    12,407
 Cost of Shares Redeemed............................................................            -  (693,776)
                                                                                         -------- ---------
   Net (Increase) Decrease in Net Assets Resulting from Share Transactions..........        1,818  (625,000)
                                                                                         -------- ---------
    Total Increase (Decrease) in Net Assets.........................................        1,956  (680,167)
NET ASSETS - Beginning of Period....................................................      100,489   680,167
                                                                                         -------- ---------
NET ASSETS - End of Period..........................................................     $102,445 $       -
                                                                                         -------- ---------
SHARES
 Sold...............................................................................            -     4,855
 Issued in Reinvestment of Distributions............................................          182     1,123
 Redeemed...........................................................................            -   (68,478)
                                                                                         -------- ---------
                                                                                              182    62,500
                                                                                         -------- ---------
                                                                                         -------- ---------


                          See Notes to Financial Statements.
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                              THE RUSHMORE FUND, INC.
                                   NOVA PORTFOLIO
                                FINANCIAL HIGHLIGHTS



                                                                For the Six
                                                                  Months
                                                                  Ended
                                                                February 28,        For the Year Ended August 31,
                                                                ------------ --------------------------------------------------
                                                                   1997        1996       1995       1994        1993       1992
                                                                  -----       -------    ------     -------     -------    -------
Per Share Operating Performance:
 Net Asset Value - Beginning of Period.........................   $10.05      $10.88     $ 0.00     $ 10.01     $ 9.46     $ 10.73
                                                                  ------      ------      -----      ------      -----      ------
 Income from Investment Operations:
   Net Investment Income........................................   0.194       0.435      0.310       0.060      0.157       0.186
   Net Realized and Unrealized Gains (Losses) on Securities.....   0.000       3.529      0.570           -      0.711      (1.170)
                                                                  ------      ------      -----      ------      -----      ------
    Total from Investment Operations...........................    0.194       3.964      0.880       0.060      0.868      (0.984)
                                                                  ------      ------      -----      ------      -----      ------
 Distributions to Shareholders:
   From Net Investment Income...................................  (0.182)     (0.590)         -           -     (0.318)     (0.286)
   From Net Realized Capital Gains..............................   0.000      (3.114)         -           -          -           -
                                                                  ------      ------      -----      ------      -----      ------
    Total Distributions to Shareholders........................   (0.182)     (3.704)         -           -     (0.318)     (0.286)
                                                                  ------      ------      -----      ------      -----      ------
 Liquidation of Assets and Redemption of all Outstanding Shares.   0.000     (11.090)         -     (10.070)         -           -
 From Share Transactions........................................   0.000      10.000(1)  10.000(2)        -          -           -
                                                                  ------      ------      -----      ------      -----      ------
 Net Increase (Decrease) in Net Asset Value.....................    0.01       (0.83)     10.88      (10.01)      0.55       (1.27)
                                                                  ------      ------      -----      ------      -----      ------
 Net Asset Value - End of Year..................................  $10.06      $10.05     $10.88     $  0.00     $10.01     $  9.46
                                                                  ------      ------      -----      ------      -----      ------
                                                                  ------      ------      -----      ------      -----      ------

Total Investment Return.........................................    1.92%(d)    7.58%      8.80%(b)    0.90%      9.36%     (7.79)%

Ratios to Average Net Assets:
 Expenses.......................................................    0.50%(c)(e) 1.19%(a)   1.25%(c)    0.90%(a)   1.36%       1.12%
 Net Investment Income..........................................    3.89%(c)    3.32%      2.97%(c)    2.41%      1.56%       1.88%

Supplementary Data:
 Portfolio Turnover Rate........................................     0.0%       71.2%       224.4%      0.0%   1,288.9%    2,100.8%
 Net Assets at End of Year (000's omitted)......................      102         100          680         0        468      13,918
 Number of Shares Outstanding at End of Year (000's omitted)....       10          10           63         0         47       1,471



1 During the year ended August 31, 1996, all outstanding shares were redeemed at a net asset value of $11.09 per share, thereby resulting in the liquidation of all net assets of the Portfolio. Subsequently, 10,000 shares were sold at $10.00 per share when net asset value of the Portfolio was $0.00 thereby resulting in Money Management Associates, the Portfolio's adviser, and another affiliated person of the Portfolio, owning 100% of the Portfolio's shares.
2 During the year ended August 31, 1995, 62,500 shares were sold at $10.00 per share when the net asset value of the portfolio was $0.00 thereby resulting in Money Management Associates, the Portfolio's adviser, and other affiliated persons of the Portfolio, owning 80% of the Portfolio's shares.
a Reflects all fees paid for services provided during the period. Investment advisory services were not provided for part of the period due to investment activity having ceased.
b Reflects the total return for the period January 3, 1995 through August 31, 1995. January 3, 1995 represents the first date during fiscal year 1995 that the fund had net assets and shareholders.
c Annualized.
d Total returns for periods of less than one year are not annualized.
e Reflects ratio of expenses to average net assets after fee waiver. The adviser waived all management fees for the period totaling $342. The annualized ratio of expenses to average net assets without the fee waiver would have been 1.25%.

                          See Notes to Financial Statements.

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                              THE RUSHMORE FUND, INC.
                                   NOVA PORTFOLIO
                           NOTES TO FINANCIAL STATEMENTS
                                 FEBRUARY 28, 1997

1. SIGNIFICANT ACCOUNTING POLICIES

   The Rushmore Fund, Inc. ("Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund consists of two separate portfolios each with its own investment objectives and policies. These financial statements report on one of the two portfolios: the Nova Portfolio. The Nova Portfolio ("Portfolio") is a non-diversified investment company. On
   February 28, 1997, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Portfolio consistently follows:

   (a) Listed securities are valued at the last sales price. Options and futures contracts are valued at the last sales price as of the close of trading on the applicable exchanges. If market quotations are not readily available, the Board of Directors will value the Portfolio's securities in good faith.
   (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities are computed on an identified cost basis.
   (c) Income dividends are declared and paid annually in the Portfolio. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed annually in the Portfolio. Long-term gains, if any, are distributed annually.
   (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investmentcompanies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.
   (e) When the Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Portfolio's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   Investment advisory and management services are provided by Money Management Associates, ("Adviser"). Under an agreement with the Adviser, the Portfolio pays a fee for such services at an annual rate of 0.75% of the average daily net assets of the Portfolio. Certain Officers and Directors of the Fund are affiliated with the Adviser.

   Rushmore Trust and Savings, FSB (Trust), a majority owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Portfolio. In addition, the Trust serves as custodian of the Portfolio's assets and pays the operating expenses of the Portfolio. For these services, the Trust receives an annual fee of 0.50% of the average net assets of the Portfolio.

   The Portfolio invests its excess cash in Fund for Government Investors, a money market mutual fund. Certain Officers and Trustees of Fund for Government Investors are affiliated with the Portfolio.

                                          5

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3. SECURITIES TRANSACTIONS
   For the semiannaul period ended February 28, 1997, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

       Purchases............................................          $0
                                                                --------
       Sales................................................          $0
                                                                --------

4. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
   Unrealized appreciation (depreciation) as of February 28, 1997, cost for Federal income tax purposes is as follows:

       Gross Unrealized Appreciation........................          $0
       Gross Unrealized Depreciation........................           0
                                                                --------
       Net Unrealized Appreciation..........................          $0
                                                                --------
                                                                --------

       Cost of Investments for Federal Income Tax purposes..    $102,418
                                                                --------
                                                                --------

5. NET ASSETS
   At February 28, 1997, net assets consisted of the following:

       Paid-in Capital......................................    $101,818
       Undistributed Net Investment Income..................         627
       Accumulated Net Realized Gain on Investments.........           0
       Net Unrealized Appreciation on Investments...........           0
                                                                --------
       Net Assets...........................................    $102,445
                                                                --------
                                                                --------
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